Income and Social Contribution Taxes - Deferred Taxes (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred income and social contribution taxes asset [abstract]
Provision for impairment of assets	R$ 116,191	R$ 103,092
Provisions for tax, civil, and labor risks	154,516	145,767
Provision for post-employment benefits	85,575	81,199
Provision for differences between cash and accrual basis	147,376	40,755
Goodwill	12,258	14,234
Business combination - fiscal basis vs. accounting basis of goodwill	75,838	74,972
Provision for asset retirement obligation	15,801	19,111
Other provisions	144,354	158,952
Tax losses and negative basis for social contribution carryforwards (d)	208,036	201,471
Total	959,945	839,553
Offset the liabilities balance	(445,758)	(225,492)
Net balance of assets	514,187	614,061
Revaluation of property, plant, and equipment	1,981	2,109
Lease	2,858	3,361
Provision for differences between cash and accrual basis	138,332	44,440
Provision for goodwill	187,845	131,811
Business combination - fair value of assets	117,352	90,532
Temporary differences of foreign subsidiaries		955
Other provisions	6,687	35,926
Total	455,055	309,134
Offset the assets balance	(445,758)	(225,492)
Net balance of liabilities	R$ 9,297	R$ 83,642